Segment Reporting	12 Months Ended
Dec. 31, 2019
Segment Reporting
Segment Reporting

20.   Segment Reporting

Strategic Education is an educational services company that provides access to high-quality education through campus-based and online post-secondary education offerings, as well as through programs to develop job-ready skills for high-demand markets. Strategic Education’s portfolio of companies is dedicated to closing the skills gap by placing adults on the most direct path between learning and employment.

During the first quarter of fiscal year 2020, the Company changed its organizational structure resulting in two reportable segments: Strayer University segment and Capella University segment, each of which meets the quantitative thresholds to qualify as reportable segments. As a result, the Company has retrospectively recast the tables below to reflect its new segment structure. The Strayer University segment is comprised of Strayer University, including its programs offered through the Jack Welch Management Institute, and DevMountain and Hackbright Academy; the Capella University segment consists of Capella University and Sophia Learning.

Revenue and operating expenses are generally directly attributable to the segments. Inter-segment revenues are not presented separately, as these amounts are immaterial. The Company’s Chief Operating Decision Maker does not evaluate operating segments using asset information.

A summary of financial information by reportable segment (in thousands) for the years ended December 31, 2017, 2018, and 2019 is presented in the following table:

	2017	2018	2019
Revenues
Strayer University	$454,851	$477,839	$536,969
Capella University	—	156,346	460,168
Consolidated revenues	$454,851	$634,185	$997,137
Income (loss) from operations
Strayer University	$56,576	$62,294	$103,409
Capella University	—	6,314	90,713
Amortization of intangible assets	—	(25,694)	(61,667)
Merger and integration costs	(11,879)	(45,745)	(21,923)
Fair value adjustments and impairment of intangible assets	7,512	(19,909)	—
Consolidated income (loss) from operations	$52,209	$(22,740)	$110,532

The following table presents a schedule of significant non-cash items included in segment income (loss) from operations by reportable segment (in thousands):

	2017	2018	2019
Depreciation and amortization
Strayer University	$18,733	$20,427	$23,956
Capella University	—	7,693	18,837
Amortization of intangible assets	—	25,694	61,667
Merger and integration costs	—	729	401
Consolidated depreciation and amortization	$18,733	$54,543	$104,861
Stock-Based compensation
Strayer University	$11,627	$11,759	$5,971
Capella University	—	1,531	5,822
Merger and integration costs	—	2,242	367
Consolidated stock-based compensation	$11,627	$15,532	$12,160